CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 49,186	$ 101,004
Time deposits	64,191	1,080
Accounts receivable	6,475	8,082
Assets held for sale	11,980	0
Due from Manager	22	0
Inventories	17,323	8,653
Derivative assets current	1,098	1,148
Accrued revenue	662	665
Restricted cash	1,000	0
Prepaid expenses and other current assets	5,764	3,484
Total current assets	157,701	124,116
FIXED ASSETS:
Vessels, net	1,001,120	864,391
Right-of-use asset	0	31,938
Advances for vessels	76,280	56,484
Total fixed assets	1,077,400	952,813
OTHER NON CURRENT ASSETS:
Deferred financing costs	510	884
Restricted cash	8,900	10,250
Derivative assets long-term	1,156	5,879
Accrued revenue	225	282
Other non current assets	26	96
Total assets	1,245,918	1,094,320
CURRENT LIABILITIES:
Current portion of long-term debt, net	43,556	39,912
Liability directly associated with assets held for sale	16,930	0
Unearned revenue	9,520	11,014
Trade accounts payable	10,487	9,985
Accrued liabilities	10,766	5,371
Derivative liabilities current	0	414
Lease liability	0	21,945
Due to Manager	58	51
Total current liabilities	91,317	88,692
Long-term debt, net	370,806	315,796
Unearned revenue long-term	7,330	7,989
Derivative liabilities long-term	307	0
Other liabilities	4,242	2,603
Total liabilities	474,002	415,080
MEZZANINE EQUITY - Redeemable non-controlling interest	0	0
SHAREHOLDERS’ EQUITY:
Common stock, $0.001 par value; 200,000,000 authorized, 121,640,839 and 118,868,317 issued and outstanding at December 31, 2021 and 2022, respectively	119	122
Preferred stock, $0.01 par value; 20,000,000 authorized, 2,297,504 and 804,950 Series C Preferred Shares, 3,195,050 and 3,195,050 Series D Preferred Shares, issued and outstanding at December 31, 2021 and 2022, respectively	40	55
Additional paid in capital	378,968	425,202
Retained earnings	392,789	253,861
Total shareholders’ equity	771,916	679,240
Total liabilities, mezzanine equity and shareholders’ equity	$ 1,245,918	$ 1,094,320